Share-based compensation (Details 2) (Service-based share options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assumptions used to estimate the fair value of options granted
Risk-free interest rates (as a percent)		0.47%
Risk-free interest rates, Minimum (as a percent)	0.56%		0.41%
Risk-free interest rates, Maximum (as a percent)	0.66%		1.62%
Expected life		3 years 7 months 20 days
Expected dividend yield (as a percent)	3.78%	3.64%
Expected volatility, Minimum (as a percent)	57.11%		54.62%
Expected volatility, Maximum (as a percent)	57.71%		63.18%
Expected volatility (as a percent)		62.61%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life	3 years 7 months 17 days		3 years 2 months 12 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life	3 years 7 months 20 days		4 years 3 months